UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10577

                  Alliance New York Municipal Income Fund, Inc.
               (Exact name of registrant as specified in charter)

        1345 Avenue of the Americas, New York, New York 10105
              (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2004

                     Date of reporting period: July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCE NEW YORK MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)

                                          Standard  Principal
                                          & Poor's     Amount
                                           Ratings      (000)      U.S. $ Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS-162.1%

Long-Term Municipal Bonds-160.4%
Arizona-4.2%
Arizona Hlth Fac Auth Hosp Rev
(Phoenix Childrens Hosp) Ser 02A
6.00%, 2/15/32 (a)                             Ba2    $ 3,300     $   2,965,743
                                                                  --------------
California-5.0%
California GO
Ser 04
5.00%, 2/01/33                                 BBB      1,500         1,457,835
5.125%, 2/01/28                                BBB      1,000           995,260
5.25%, 4/01/27                                 BBB      1,000         1,012,780
                                                                  --------------
                                                                      3,465,875
                                                                  --------------
Florida-6.1%
Capital Region CDD
(South Wood) Ser 01A-2
6.85%, 5/01/31                                  NR      1,210         1,282,007
Hamal CDD
Ser 01
6.65%, 5/01/21                                  NR      1,085         1,124,440
Lee Cnty CDD
(Miromar Lakes) Ser 00A
7.25%, 5/01/12                                  NR      1,775         1,862,419
                                                                  --------------
                                                                      4,268,866
                                                                  --------------
New York-133.1%
Erie Cnty IDA
(City of Buffalo Proj) FSA Ser 03
5.75%, 5/01/23 (b)(c)                          AAA      1,250         1,368,187
Hempstead Hgr Ed
(Adelphi Univ Civic Fac) Ser 02
5.50%, 6/01/32                                  A-      1,945         1,985,728
Madison Cnty Hlth Fac
(Oneida Health Systems) Asset Gty Ser 01
5.35%, 2/01/31                                  AA      1,500         1,534,335
Nassau Cnty Hlth Fac
(Nassau Hlth Sys Rev) FSA Ser 99
5.75%, 8/01/29                                 AAA      2,400         2,534,064

                                          Standard  Principal
                                          & Poor's     Amount
                                           Ratings      (000)      U.S. $ Value
--------------------------------------------------------------------------------
New York City Ed Fac
(Magen David Yeshivah Proj) ACA Ser 02
5.70%, 6/15/27                                   A      2,500         2,533,675
New York City GO
Ser 01B
5.50%, 12/01/31                                  A      1,490         1,539,721
New York City GO
Ser 01B Prerefunded 12/01/11 @ 100
5.50%, 12/01/31                                  A      3,510         3,972,057
New York City GO
Ser 03C
5.50%, 9/15/19                                   A      1,000         1,070,950
New York City GO
Ser 03I
5.75%, 3/01/17                                   A      1,200         1,311,048
New York City GO
Ser 04
5.00%, 8/01/21                                   A      1,000         1,013,340
New York City Hsg Dev Corp MFHR
(Rental Hsg) Ser 02A AMT
5.50%, 11/01/34                                 AA      1,250         1,271,950
New York City Muni Wtr
Ser 02A
5.125%, 6/15/34                                AA+      5,000         5,030,200
New York City Muni Wtr
Ser 03A
5.00%, 6/15/27                                 AA+      2,000         1,994,480
New York City Spec Fac
(Brooklyn Navy Yard) Ser 97 AMT
5.75%, 10/01/36                               BBB-      2,000         1,789,940
New York City Spec Fac
(Museum of Modern Art) AMBAC Ser 01D
5.125%, 7/01/31                                AAA      5,000         5,043,450
New York State
Tobacco Settlement Bonds AMBAC Ser 03A-1
5.25%, 6/01/21                                 AAA      4,000         4,186,600
New York State Dorm Auth
(FHA Insd Maimonides) MBIA Ser 04
5.75%, 8/01/29                                 AAA      5,000         5,427,250
New York State Dorm Auth
(Jewish Brd Fam & Children) AMBAC Ser 03
5.00%, 7/01/23                                 AAA      1,000         1,022,320
New York State Dorm Auth
(Mental Hlth Serv) MBIA Ser 01B
5.25%, 8/15/31                                 AAA      3,335         3,395,730
New York State Dorm Auth
(Mental Hlth Serv) MBIA Ser 01B
Prerefunded 8/15/11 @ 100
5.25%, 8/15/31                                 AAA      2,165         2,420,752
New York State Dorm Auth Hlth Fac
(Willow Towers Proj) GNMA Ser 02
5.40%, 2/01/34                                 AAA      2,500         2,581,850

                                          Standard  Principal
                                          & Poor's     Amount
                                           Ratings      (000)      U.S. $ Value
--------------------------------------------------------------------------------
New York State Hsg Fin Agy MFHR
(Patchogue Apts) SONYMA Ser 02A AMT
5.35%, 2/15/29 (a)                             Aa1      2,090         2,134,078
New York State Metro Trans Auth
Ser 02A
5.125%, 11/15/31                                 A      5,500         5,479,540
New York State SFMR
(Mtg Rev) Ser 24 AMT
6.125%, 10/01/30 (a)                           Aaa        555           567,632
New York State SFMR
(Mtg Rev) Ser 29 AMT
5.45%, 4/01/31 (a)                             Aaa      1,000        11,107,910
New York State UDC
(Empire State) Ser 02A
5.25%, 3/15/32                                  AA      5,000         5,046,550
Niagara Cnty Ed Fac
(Niagara University Proj) Asset Gty Ser 01A
5.40%, 11/01/31                                 AA      1,435         1,459,682
Onondaga Cnty IDA Airport Fac
(Cargo ACQ) Ser 02 AMT
6.125%, 1/01/32 (a)                           Baa3      1,000         1,012,700
Suffolk Cnty IDR
(Nissequogue Cogen) Ser 98 AMT
5.50%, 1/01/23                                  NR      3,740         3,481,865
Triborough Bridge & Tunnel Auth
Ser 02A
5.00%, 1/01/32                                 AA-      5,000         4,948,250
5.125%, 1/01/31                                AA-      2,500         2,515,950
Troy Hsg Dev Corp MFHR
(Ninth St #2) FHA Ser 90B
8.10%, 2/01/24                                 AAA      1,050         1,054,001
Yonkers IDA Health Fac
(Malotz Pavilion Proj) MBIA Ser 99
5.65%, 2/01/39                                 AAA      1,200         1,248,984
                                                                  --------------
                                                                     93,084,769
                                                                  --------------
Puerto Rico-12.0%
Puerto Rico Elec Power Auth Rev
XLCA Ser 02-2
5.25%, 7/01/31                                 AAA      3,050         3,141,713
Puerto Rico Hsg Fin Corp SFMR
(Mtg Rev) GNMA Ser 01C AMT
5.30%, 12/01/28                                AAA      1,900         1,913,908
Puerto Rico Hwy & Trans Auth
Ser 02D
5.375%, 7/01/36                                  A      3,250         3,303,170
                                                                  --------------
                                                                      8,358,791
                                                                  --------------
Total Long-Term Municipal Bonds
(cost $109,552,436)                                                 112,144,044
                                                                  --------------

                                          Standard  Principal
                                          & Poor's     Amount
                                           Ratings      (000)      U.S. $ Value
--------------------------------------------------------------------------------
Short Term Municipal Notes (d)-1.7%
Minnesota-0.6%
Waconia IDR
(Milltronics Mfg Co Proj) Ser 95 AMT
1.17%, 10/01/16                               A-1+        390           390,000
                                                                  --------------
New York-1.1%
Port Auth of NY & NJ
(Versatile Structure Obl) Ser 95-3
1.09%, 6/01/20                                A-1+        500           500,000
Port Auth of NY & NJ
(Versatile Structure Obl) Series 96-5
1.09%, 8/01/24                                A-1+        300           300,000
                                                                  --------------
                                                                        800,000
                                                                  --------------
Total Short Term Municipal Notes
(cost $1,190,000)                                                     1,190,000
                                                                  --------------
Total Investments-162.1%
(cost $110,742,436)                                                 113,334,044
Other assets less liabilities-2.2%                                    1,571,896
Preferred stock, at redemption
value-(64.3%)                                                       (45,000,000)
                                                                  --------------
Net Assets Applicable to Common
Shareholders-100%(e)                                              $  69,905,940
                                                                  ==============

INTEREST RATE SWAP TRANSACTIONS

                                                         Rate Type
                                              ===============================
                                                Payments         Payments           Unrealized
     Swap          Notional     Termination    made by the    received by the      Appreciation/
 Counterparty       Amount         Date         Portfolio        Portflio         (Depreciation)
================================================================================================
J.P. Morgan      $ 3,300,000     10/01/14         3.95%            BMA*             $ (35,231)

Merrill Lynch      6,100,000     02/03/06         BMA*          85.10% of              22,918
                                                             1 Month LIBOR+

* BMA (Bond Market Association)
+ LIBOR (London Interbank Offered Rate)

FINANCIAL FUTURES CONTRACTS SOLD

                                                       Value at
              Number of   Expiration      Original      July 31,     Unrealized
    Type      Contracts     Month          Value         2004       Depreciation
--------------------------------------------------------------------------------
 U.S. T-Note
10 Yr Future      32      September      $3,470,380    $3,543,000   $  (72,620)
                            2004
 Swap 10 Yr
   Future         25      September       2,657,719     2,689,844      (32,125)
                            2004                                    -----------
                                                                    $ (104,745)
                                                                    -----------

(a)   Moody's or Fitch Rating.
(b) Positions, or portions thereof, with a market value of $169,655 have been segregated to collateralize margin requirements for open futures contracts.
(c) Represents entire or partial position as collateral for interest rate swaps.
(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e) Portfolio percentages are calculated based on net assets applicable to common shareholders.

      Glossary of Terms:

      ACA      American Capital Access Financial Guaranty Corporation
      AMBAC    American Municipal Bond Assurance Corporation
      AMT      Alternative Minimum Tax- (subject to)
      CDD      Community Development District
      FHA      Federal Housing Administration
      FSA      Financial Security Assurance, Inc.
      GNMA     Government National Mortgage Association
      GO       General Obligation
      IDA      Industrial Development Authority
      IDR      Industrial Development Revenue
      MBIA     Municipal Bond Investors Assurance
      MFHR     Multi-Family Housing Revenue
      NR       Rating not applied for (comparable in quality to those the fund is permitted to invest in)
      SFMR     Single Family Mortgage Revenue
      SONYMA   State of New York Mortgage Agency
      UDC      Urban Development Corporation
      XLCA     XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT

      11(a)(1)         Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)         Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant): Alliance New York Municipal Income Fund, Inc.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President


Date: September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President


Date: September 27, 2004


By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer


Date: September 27, 2004